PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	9 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Derivative [Line Items]
Value-added tax deductible	¥ 482,274,196			¥ 286,198,731
Deposit for customer duty, bidding and others	292,593,448			154,023,704
Receivables related to disposal of subsidiaries	169,726,200			185,380,069
Receivables related to a sales leaseback transaction	150,000,000		¥ 600,000,000	0
Prepayment for income tax	124,590,665			24,323,033
Receivables related to discount from a supplier	44,637,018			0
Prepaid commission	30,295,728			2,013,070
Prepaid insurance premium	22,564,983			19,237,805
Receivables related to disposal of land use right	14,571,587			23,172,107
Rental deposit and prepayment	13,692,410			5,897,704
Employee advances	11,988,115			8,584,936
Prepaid professional service fee	8,863,758			4,095,436
Receivables of option exercised	0			6,135,783
Others	60,657,598			47,581,875
Total	¥ 1,426,455,706	$ 214,398,226		¥ 766,644,253
Foreign exchange call spread combined option contracts [Member]
Derivative [Line Items]
Maturity period of derivative	12 months